EMPLOYEE BENEFITS - Evolution of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options (in shares)
Balance at the beginning of year (in shares) | shares	643,957	857,643
Forfeited during the year (in shares) | shares	(2,750)	0
Exercised during the year (in shares) | shares	(94,380)	(213,686)
Balance at end of year (in shares) | shares	546,827	643,957
Weighted average exercise price (in usd per share)
Balance at the beginning of year (in usd per share) | $ / shares	$ 31.79	$ 31.57
Forfeited during the year (in usd per share) | $ / shares	22.20	0
Exercise price (in usd per share) | $ / shares	37.17	30.93
Balance at the end of year (in usd per share) | $ / shares	$ 30.91	$ 31.79